Group information	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Group information	Group information
The Company’s principal subsidiaries as at December 31, 2025 are as follows:

Name	Principal activities	Proportion of voting rights and shares held (directly or indirectly)	Country of incorporation
Spotify AB	Main operating company	100%	Sweden
Spotify USA Inc.	USA operating company	100%	USA
Spotify Ltd	Sales, marketing, contract research and development, and customer support	100%	U.K.
Spotify Spain S.L.	Sales, marketing, and other support services	100%	Spain
Spotify GmbH	Sales, marketing, and other support services	100%	Germany
Spotify France SAS	Sales, marketing, and other support services	100%	France
Spotify Canada Inc.	Sales, marketing, and other support services	100%	Canada
Spotify Australia Pty Ltd	Sales, marketing, and other support services	100%	Australia
Spotify Brasil Serviços De Música LTDA	Sales, marketing, and other support services	100%	Brazil
Spotify Japan K.K.	Sales, marketing, and other support services	100%	Japan
Spotify India LLP	Sales, distribution, and marketing	100%	India
S Servicios de Música México, S.A. de C.V.	Sales, marketing, and other support services	100%	Mexico
Spotify Singapore Pte Ltd.	Sales, marketing, and other support services	100%	Singapore
Spotify Italy S.r.l.	Sales, marketing, and other support services	100%	Italy
There are no material restrictions on the net assets of the Group companies.